Organization and Principal Activities	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Xiamen Pop Culture Co., Ltd (“Pop Culture” or the “VIE”) was incorporated in Xiamen on March 29, 2007 under the laws of the People’s Republic of China (the “PRC” or “China”). Pop Culture hosts entertainment events and provides event planning and execution services and brand promotion services to corporate clients.

Reorganization

On January 3, 2020, Pop Culture Group Co., Ltd (“Pop Group” or the “Company”) was incorporated as an exempted company with limited liability under the laws of the Cayman Islands.

On January 20, 2020, Pop Culture (HK) Holding Limited (“Pop HK”) was established as a wholly-owned subsidiary of Pop Group formed in accordance with laws and regulations of Hong Kong. Pop HK is a holding company and holds all the equity interests of Heliheng Culture Co., Ltd. (“WFOE”), which was established in the PRC on March 13, 2020.

On March 30, 2020, WFOE entered into a series of agreements with Pop Culture and the shareholders of Pop Culture who collectively held 93.55% of the shares in Pop Culture, including an Exclusive Services Agreement, an Exclusive Option Agreement, a Share Pledge Agreement, Powers of Attorney, and Spousal Consents (collectively the “VIE Agreements”). The VIE Agreements are designed to provide WFOE with the power, rights, and obligations with respect to Pop Culture as set forth under the VIE Agreements. The VIE Agreements obligate WFOE to absorb a majority of the risk of loss from business activities of Pop Culture and entitle WFOE to receive a majority of Pop Culture’s residual returns. Therefore, the Company believes that Pop Culture should be considered as a Variable Interest Entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Between February and May 2020, the Company and its shareholders undertook a series of corporate actions, including share issuances in February 2020, re-designation of ordinary shares of the Company into Class A and Class B ordinary shares in April 2020, and share issuances and transfers in May 2020. See “Note 18—Ordinary Shares.”

The above-mentioned transactions, including the incorporation of Pop Group, Pop HK, and WFOE, the entry into the VIE Agreements, the share issuances, share re-designation, and share transfers, were considered a reorganization of the Company (the “Reorganization”). After the Reorganization, Pop Group ultimately owns 100% equity interests of Pop HK and WFOE, and, for accounting purposes, controls and receives the economic benefits of the business operations of Pop Culture and its subsidiaries through the VIE Agreements, which enables Pop Group to consolidate the financial results of Pop Culture and its subsidiaries in its consolidated financial statements under accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In accordance with ASC 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controls all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries and the VIE have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years shall also be retrospectively adjusted to furnish comparative information.

Acquisition of non-controlling interest in the VIE

On February 9, 2021, the Company issued 106,509 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 18—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE is entitled to 100% of the net income of Pop Culture. WFOE is obliged to absorb all risk of loss from business activities of Pop Culture and entitled to receive all its residual returns. Upon the above transactions, the Company consummated the acquisition of non-controlling interest in Pop Culture, and Pop Culture does not have any non-controlling interests anymore.

The consolidated financial statements of the Company included the following entities:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop Culture (HK) Holding Limited (“Pop HK”)	January 20, 2020	Hong Kong	100%	Investment holding
Heliheng Culture Co., Ltd. (“WFOE” or “Heliheng”)	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
CPHF Holding Limited	December 21, 2023	Hong Kong	100%	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”)	July 21, 2022	PRC	100%	Holding sports performance activities
VIE
Xiamen Pop Culture Co., Ltd. (“Pop Culture”)	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”)	March 30, 2017	PRC	60% owned by VIE	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (Jiangxi Hualiu)	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”)	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”)	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”)	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”)	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”)	March 30, 2022	PRC	54% owned by the VIE*	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”)	October 18, 2021	PRC	54% owned by the VIE	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
VIE’s subsidiaries disposed of or deregistration
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	Deregistration on October 7, 2023	PRC	Formerly 51% owned by the VIE
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”)	Disposed of on January 22, 2024	PRC	From 56% owned VIE subsidiary to 20% investment
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment”)	Disposed of on March 6, 2024	PRC	Formerly 100% owned by the VIE

*	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.

Risks in relation to the VIE structure

The Company believes that the VIE Agreements are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements. If the legal structure and the VIE Agreements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of WFOE and the VIE;

●	discontinue or restrict the operations of any related-party transactions between WFOE and the VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which WFOE and the VIE may not be able to comply;

●	require the Company or WFOE and the VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions:

	As of June 30,
	2024	2023

Total assets	$35,586,017	$16,775,802
Total liabilities	$26,519,259	$12,336,610

	For the fiscal years ended June 30,
	2024	2023	2022

Total revenue	$47,171,853	$18,286,074	$24,761,112
Net (loss) income	$(7,234,353)	$(14,053,844)	$1,882,512

Net cash (used in) provided by operating activities	$(4,106,484)	$(2,672,557)	$4,365,662
Net cash used in investing activities	$(132,899)	$(680,272)	$(589,351)
Net cash provided by (used in) financing activities	$3,731,488	$683,277	$(1,679,374)

The Company believes that there are no assets in Pop Culture that can be used only to settle specific obligations of Pop Culture except for the registered capital of Pop Culture and non-distributable statutory reserves. As Pop Culture is incorporated as a limited liability company under the PRC Company Law, creditors of Pop Culture do not have recourse to the general credit of the Company for any of the liabilities of Pop Culture. There are no terms in any arrangements, explicitly or implicitly, requiring the Company or its subsidiaries to provide financial support to Pop Culture. However, if Pop Culture were ever to need financial support, the Company may, at its discretion and subject to statutory limits and restrictions, provide financial support to Pop Culture through loans.